September 12, 2007

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, NE
Washington, D.C.  20549-4644

Subject:    Nationwide Variable Account – 4
  Nationwide Life Insurance Company
  SEC File No.  333-135650
  CIK No. 0000843075

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account – 4 (the “Variable Account”) and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Pre Effective Amendment No. 4 to the Registration Statement for the Company and the Variable Account which became effective September 7, 2007.

Please contact the undersigned at (614) 249-8782 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ JAMIE R. CASTO
Jamie R. Casto
Lead Counsel

        Home Office:  One Nationwide Plaza Nationwide Insurance

        Columbus, Ohio 43215-2220 Nationwide Financial

        Legal Counsel to the Nationwide Insurance Companies and their Associated Companies